TrueShares Technology, AI & Deep Learning ETF
Schedule of Investments
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Auto Parts & Equipment - 6.2%
Mobileye Global, Inc. - Class A (a)	23,908	$1,034,499

Biotechnology - 6.6%
Prime Medicine, Inc. (a)	43,576	535,985
Relay Therapeutics, Inc. (a)	34,515	568,462
		1,104,447
Computers - 9.6%
Crowdstrike Holdings, Inc. - Class A (a)	6,699	919,504
Zscaler, Inc. (a)	5,792	676,679
		1,596,183
Internet - 8.6%
Amazon.com, Inc. (a)	5,258	543,099
Okta, Inc. (a)	10,351	892,670
		1,435,769
Pharmaceuticals - 2.4%
AbCellera Biologics, Inc. (a)(b)	52,074	392,638

Semiconductors - 13.3%
Advanced Micro Devices, Inc. (a)	10,657	1,044,493
NVIDIA Corp.	4,191	1,164,134
		2,208,627
Software - 53.1% (c)
Datadog, Inc. - Class A (a)	9,541	693,249
Elastic N.V. (a)(b)	12,652	732,551
ROBLOX Corp. - Class A (a)	19,990	899,150
Samsara, Inc. - Class A (a)	54,539	1,075,509
Schrodinger, Inc. (a)	31,713	835,003
SentinelOne, Inc. - Class A (a)	50,557	827,113
ServiceNow, Inc. (a)	1,532	711,951
Snowflake, Inc. - Class A (a)	8,041	1,240,646
Twilio, Inc. - Class A (a)	9,298	619,526
UiPath, Inc. - Class A (a)	36,733	645,031
Unity Software, Inc. (a)	17,436	565,624
		8,845,353
TOTAL COMMON STOCKS (Cost $23,025,026)		16,617,516

MONEY MARKET FUNDS- 0.2%
First American Treasury Obligations Fund - Class X, 4.72% (d)	41,241	41,241
TOTAL MONEY MARKET FUNDS (Cost $41,241)		41,241

TOTAL INVESTMENTS (Cost $23,066,267) - 100.1%		16,658,757
Other assets and liabilities, net - (0.1)%		(8,949)
TOTAL NET ASSETS - 100.0%		$16,649,808

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	The rate shown is the seven day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$16,617,516	$-	$-	$16,617,516
Money Market Funds	41,241	-	-	41,241
Total Investments - Assets	$16,658,757	$-	$-	$16,658,757

*See Schedule of Investments for industry classifications.